RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Related Party Borrowings

There were several related party borrowings which are described in Note 8.

Accrued Compensation-Related Party

Accrued compensation includes accruals for employee wages and vacation pay. The components of accrued compensation are as follows:

	September 30, 2015	December 31, 2014
Wages	$1,072,364	$791,987
Vacation	156,410	114,941
Payroll Taxes on the above	86,014	-
Classified as long-term	(906,928)	(906,928)
Accrued compensation included in accrued expenses	$407,860	$-

 Accrued employee wages at September 30, 2015 are entirely, and at December 31, 2014 relate primarily, to wages owed to the Company’s Chief Executive Officer and President. Under the terms of his employment agreement, wages are to be accrued but no payment made for so long as payment of such salary would jeopardize the Company’s ability to continue as a going concern. The Chief Executive Officer started to receive salary in the third quarter of 2015. Under the 3rd quarter financing agreement, salaries prior to January 1, 2015 cannot be repaid until the debentures are repaid in full and, accordingly, the accrued compensation is shown as a long-term liability. The remaining accrued salaries are included on the balance sheet as part of accounts and accrued expenses payable.

            On June 12, 2013, the Company entered into a subscription agreement for the sale of 416,841 shares of common stock at a purchase price of $0.323 per share, which is the average closing price of the common stock over the 10-day trading period that ended on the day immediately prior to the date the Company entered into the subscription agreement. The Company received gross proceeds of $134,639. The shares were issued to the Company’s President and Chief Executive Officer and his spouse (see Note 7).

The Company has several convertible and non-convertible debentures outstanding to related parties (see Note 5).